BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Subsidiaries (Details)	Dec. 31, 2025	Dec. 31, 2024
Andina Bottling Investments S.A.
List of subsidiaries
Direct holding control percentage	99.94%	99.94%
Indirect holding control percentage	0.06%	0.06%
Holding control percentage	100.00%	100.00%
Andina Bottling Investments Dos S.A.
List of subsidiaries
Direct holding control percentage	64.42%	64.42%
Indirect holding control percentage	35.58%	35.58%
Holding control percentage	100.00%	100.00%
Andina Empaques Argentina S.A.
List of subsidiaries
Indirect holding control percentage	99.98%	99.98%
Holding control percentage	99.98%	99.98%
Andina Inversiones Societarias S.A.
List of subsidiaries
Direct holding control percentage	100.00%	100.00%
Holding control percentage	100.00%	100.00%
Embotelladora Andina Chile S.A.
List of subsidiaries
Direct holding control percentage	99.99%	99.99%
Indirect holding control percentage	0.01%	0.01%
Holding control percentage	100.00%	100.00%
Embotelladora del Altantico S.A.
List of subsidiaries
Direct holding control percentage	0.92%	0.92%
Indirect holding control percentage	99.00%	99.07%
Holding control percentage	99.99%	99.99%
Envases Central S.A.
List of subsidiaries
Direct holding control percentage	59.27%	59.27%
Holding control percentage	59.27%	59.27%
Paraguay Refrescos S.A.
List of subsidiaries
Direct holding control percentage	0.08%	0.08%
Indirect holding control percentage	97.75%	97.75%
Holding control percentage	97.83%	97.83%
Red de transportes comerciales Ltda.
List of subsidiaries
Direct holding control percentage	99.85%	99.85%
Indirect holding control percentage	0.15%	0.15%
Holding control percentage	100.00%	100.00%
Re-Ciclar S.A.
List of subsidiaries
Direct holding control percentage	60.00%	60.00%
Holding control percentage	60.00%	60.00%
Rio De Janeiro Refrescos Ltda.
List of subsidiaries
Indirect holding control percentage	99.99%	99.99%
Holding control percentage	99.99%	99.99%
Servicios Multivending Ltda.
List of subsidiaries
Direct holding control percentage	99.90%	99.90%
Indirect holding control percentage	0.10%	0.10%
Holding control percentage	100.00%	100.00%
Transportes Andina Refrescos Ltda.
List of subsidiaries
Direct holding control percentage	99.90%	99.90%
Indirect holding control percentage	0.01%	0.01%
Holding control percentage	100.00%	100.00%
Transportes Polar S.A.
List of subsidiaries
Direct holding control percentage	99.90%	99.90%
Indirect holding control percentage	0.01%	0.01%
Holding control percentage	100.00%	100.00%
Vital Aguas S.A.
List of subsidiaries
Direct holding control percentage	66.50%	66.50%
Holding control percentage	66.50%	66.50%
Vital Jugos S.A
List of subsidiaries
Direct holding control percentage	15.00%	15.00%
Indirect holding control percentage	50.00%	50.00%
Holding control percentage	65.00%	65.00%